Guarantor Financial Data (Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Sales	$ 1,182,225	$ 1,265,400	$ 1,121,800	$ 1,125,752	$ 997,200	$ 1,140,300	$ 971,700	$ 961,100	$ 958,900	$ 2,257,205	$ 2,122,959	$ 4,510,201	$ 4,032,036	$ 4,365,262
Cost of sales	(797,623)			(756,414)						(1,513,420)	(1,405,926)	(2,996,555)	(2,622,343)	(2,817,130)
Gross profit	384,602	420,000	376,600	369,338	347,700	384,500	333,500	343,400	348,300	743,785	717,033	1,513,646	1,409,693	1,548,132
Selling, general and administrative expense	(223,892)			(232,983)						(445,781)	(455,622)	(914,080)	(844,990)	(934,451)
Net earnings from affiliates	4,086			3,751						9,315	8,948	19,111	16,649	15,836
Net earnings from consolidated subsidiaries, net	0			0						0	0	0	0	0
Operating income	164,796			140,106						307,319	270,359	618,677	581,352	629,517
Interest income (expense), net	(8,685)			(9,140)						(17,212)	(17,256)	(34,600)	(32,726)	(36,758)
Other income (expense), net	(8,046)			5,985						(12,985)	14,474	3,678	(18,349)	(7,968)
Earnings before income taxes	148,065	180,200	140,000	136,951	130,600	153,000	139,900	125,400	112,000	277,122	267,577	587,755	530,277	584,791
Provision for income taxes	(39,580)			(38,227)						(75,095)	(71,857)	(158,524)	(141,596)	(156,460)
Net earnings, including noncontrolling interests	108,485			98,724						202,027	195,720	429,231	388,681	428,331
Less: Net (earnings) loss attributable to noncontrolling interests	(1,169)			8						(1,586)	(5)	(649)	(391)	(444)
Net earnings attributable to Flowserve Corporation	107,316	125,100	107,800	98,732	97,000	112,600	103,900	91,600	80,200	200,441	195,715	428,582	388,290	427,887
Comprehensive income attributable to Flowserve Corporation	51,353			126,223						179,236	271,439	362,991	386,812	490,179
Parent (Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Sales	0			0						0	0	0	0	0
Cost of sales	0			0						0	0	0	0	0
Gross profit	0			0						0	0	0	0	0
Selling, general and administrative expense	(1,861)			(1,567)						(2,981)	(4,034)	(7,236)	458	(11,093)
Net earnings from affiliates	0			0						0	0	0	0	0
Net earnings from consolidated subsidiaries, net	109,167			100,138						203,517	199,613	434,436	382,515	425,553
Operating income	107,306			98,571						200,536	195,579	427,200	382,973	414,460
Interest income (expense), net	(747)			(394)						(1,348)	(644)	(1,088)	16,257	11,205
Other income (expense), net	0			0						0	0	0	(1,606)	(20)
Earnings before income taxes	106,559			98,177						199,188	194,935	426,112	397,624	425,645
Provision for income taxes	757			555						1,253	780	2,470	(9,334)	2,242
Net earnings, including noncontrolling interests	107,316			98,732						200,441	195,715	428,582	388,290	427,887
Less: Net (earnings) loss attributable to noncontrolling interests	0			0						0	0	0	0	0
Net earnings attributable to Flowserve Corporation	107,316			98,732						200,441	195,715	428,582	388,290	427,887
Comprehensive income attributable to Flowserve Corporation	51,353			126,223						179,236	271,439	362,991	386,812	490,179
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Sales	457,165			439,409						892,911	835,213	1,735,809	1,518,779	1,598,143
Cost of sales	(303,806)			(283,389)						(589,956)	(537,724)	(1,104,642)	(966,167)	(997,798)
Gross profit	153,359			156,020						302,955	297,489	631,167	552,612	600,345
Selling, general and administrative expense	(95,145)			(89,921)						(195,374)	(179,834)	(368,818)	(355,139)	(426,100)
Net earnings from affiliates	635			1,007						1,955	2,042	3,819	2,767	3,564
Net earnings from consolidated subsidiaries, net	74,995			58,738						134,605	124,821	272,111	258,712	319,825
Operating income	133,844			125,844						244,141	244,518	538,279	458,952	497,634
Interest income (expense), net	(4,919)			(4,090)						(9,377)	(8,773)	(18,615)	(34,372)	(28,844)
Other income (expense), net	1,185			(1,187)						1,849	(2,772)	(2,858)	2,839	(651)
Earnings before income taxes	130,110			120,567						236,613	232,973	516,806	427,419	468,139
Provision for income taxes	(20,943)			(20,429)						(33,096)	(33,360)	(82,370)	(44,904)	(42,586)
Net earnings, including noncontrolling interests	109,167			100,138						203,517	199,613	434,436	382,515	425,553
Less: Net (earnings) loss attributable to noncontrolling interests	0			0						0	0	0	0	0
Net earnings attributable to Flowserve Corporation	109,167			100,138						203,517	199,613	434,436	382,515	425,553
Comprehensive income attributable to Flowserve Corporation	53,115			128,305						182,603	275,766	369,193	381,438	487,844
Nonguarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Sales	815,552			772,957						1,535,573	1,448,697	3,120,802	2,805,970	3,035,721
Cost of sales	(584,309)			(559,639)						(1,094,743)	(1,029,153)	(2,238,323)	(1,948,889)	(2,087,934)
Gross profit	231,243			213,318						440,830	419,544	882,479	857,081	947,787
Selling, general and administrative expense	(126,886)			(141,495)						(247,426)	(271,754)	(538,026)	(490,309)	(497,258)
Net earnings from affiliates	3,451			2,744						7,360	6,906	15,292	13,882	12,272
Net earnings from consolidated subsidiaries, net	0			0						0	0	0	0	0
Operating income	107,808			74,567						200,764	154,696	359,745	380,654	462,801
Interest income (expense), net	(3,019)			(4,656)						(6,487)	(7,839)	(14,897)	(14,611)	(19,119)
Other income (expense), net	(9,231)			7,172						(14,834)	17,246	6,536	(19,582)	(7,297)
Earnings before income taxes	95,558			77,083						179,443	164,103	351,384	346,461	436,385
Provision for income taxes	(19,394)			(18,353)						(43,252)	(39,277)	(78,624)	(87,358)	(116,116)
Net earnings, including noncontrolling interests	76,164			58,730						136,191	124,826	272,760	259,103	320,269
Less: Net (earnings) loss attributable to noncontrolling interests	(1,169)			8						(1,586)	(5)	(649)	(391)	(444)
Net earnings attributable to Flowserve Corporation	74,995			58,738						134,605	124,821	272,111	258,712	319,825
Comprehensive income attributable to Flowserve Corporation	17,933			85,827						111,396	198,774	216,653	249,035	355,781
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Sales	(90,492)			(86,614)						(171,279)	(160,951)	(346,410)	(292,713)	(268,602)
Cost of sales	90,492			86,614						171,279	160,951	346,410	292,713	268,602
Gross profit	0			0						0	0	0	0	0
Selling, general and administrative expense	0			0						0	0	0	0	0
Net earnings from affiliates	0			0						0	0	0	0	0
Net earnings from consolidated subsidiaries, net	(184,162)			(158,876)						(338,122)	(324,434)	(706,547)	(641,227)	(745,378)
Operating income	(184,162)			(158,876)						(338,122)	(324,434)	(706,547)	(641,227)	(745,378)
Interest income (expense), net	0			0						0	0	0	0	0
Other income (expense), net	0			0						0	0	0	0	0
Earnings before income taxes	(184,162)			(158,876)						(338,122)	(324,434)	(706,547)	(641,227)	(745,378)
Provision for income taxes	0			0						0	0	0	0	0
Net earnings, including noncontrolling interests	(184,162)			(158,876)						(338,122)	(324,434)	(706,547)	(641,227)	(745,378)
Less: Net (earnings) loss attributable to noncontrolling interests	0			0						0	0	0	0	0
Net earnings attributable to Flowserve Corporation	(184,162)			(158,876)						(338,122)	(324,434)	(706,547)	(641,227)	(745,378)
Comprehensive income attributable to Flowserve Corporation	$ (71,048)			$ (214,132)						$ (293,999)	$ (474,540)	$ (585,846)	$ (630,473)	$ (843,625)